Shareholder Fees {- Fidelity® California AMT Tax-Free Money Market Fund}	Sep. 20, 2022 USD ($)
NF_02.28 Fidelity California AMT Tax-Free Money Market Fund Retail Class 2 - PRO-01 | Fidelity® California AMT Tax-Free Money Market Fund
Shareholder Fees:
(fees paid directly from your investment)	none